Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.6%)
Vanguard Windsor II Fund Investor Shares	82,054,014	3,264,109
Vanguard U.S. Growth Fund Investor Shares	61,142,688	2,664,598
Vanguard Windsor Fund Investor Shares	82,645,508	1,801,672
Vanguard PRIMECAP Fund Investor Shares	10,475,963	1,414,779
Vanguard Explorer Fund Investor Shares	8,738,171	900,993
		10,046,151
International Stock Funds (19.0%)
Vanguard International Growth Fund Investor Shares	67,265,487	2,154,513
Vanguard International Value Fund Investor Shares	54,478,763	2,134,478
		4,288,991
U.S. Bond Funds (36.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	333,350,199	2,773,474
Vanguard GNMA Fund Investor Shares	290,018,638	2,737,776
Vanguard Short-Term Investment-Grade Fund Investor Shares	268,042,532	2,704,549
		8,215,799
Total Investment Companies (Cost $16,389,831)		22,550,941
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.437% (Cost $317)	3,175	317
Total Investments (100.0%) (Cost $16,390,148)		22,551,258
Other Assets and Liabilities—Net (0.0%)		(4,200)
Net Assets (100%)		22,547,058
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2023 Market Value ($000)
Vanguard Explorer Fund	828,482	39,492	—	—	33,019	2,991	36,501	900,993
Vanguard GNMA Fund	2,617,128	20,926	40,358	(3,884)	143,964	20,928	—	2,737,776
Vanguard International Growth Fund	1,781,904	127,052	54,046	(19,646)	319,249	25,268	101,785	2,154,513
Vanguard International Value Fund	2,051,246	56,886	341,872	38,028	330,190	56,885	—	2,134,478
Vanguard Long-Term Investment-Grade Fund	2,433,880	29,891	20,122	(5,356)	335,181	29,895	—	2,773,474
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	317
Vanguard PRIMECAP Fund	1,349,560	120,165	49,162	4,597	(10,381)	14,963	105,200	1,414,779
Vanguard Short-Term Investment-Grade Fund	2,630,563	16,513	23,002	(1,729)	82,204	15,869	—	2,704,549
Vanguard U.S. Growth Fund	2,523,851	8,744	—	—	132,003	8,744	—	2,664,598
Vanguard Windsor Fund	1,718,646	219,323	85,764	14,709	(65,242)	14,407	204,917	1,801,672
Vanguard Windsor II Fund	3,072,970	187,757	42,103	7,156	38,329	24,960	162,796	3,264,109
Total	21,008,230	826,749	656,429	33,875	1,338,516	214,912	611,199	22,551,258
1	Not applicable—purchases and sales are for temporary cash investment purposes.